Risk and Capital Management - Summary of Sensitivity Analysis Presented in Relation to Insurance Operations Demonstrate Impact on Cash Flows Market Value (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 20,924	R$ 19,010
NTN-C [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 5,154	R$ 7,025
DV01	(3.05)	(3.11)
NTN-B [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 6,094	R$ 5,215
DV01	(6.24)	(5.42)
NTNF [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 205	R$ 134
DV01	(0.11)	(0.08)
LTN [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 166	R$ 2,098
DV01	(0.01)	(0.31)
Indexed to IPCA [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 355	R$ 22
DV01	(0.36)	(0.01)
Indexed to PRE [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 23	R$ 85
DV01	0	0
Indexed to CLP [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 7	R$ 0
DV01	(0.02)	0
Indexed to CLF [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 30	R$ 0
DV01	(0.01)	0
Shares [member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 947	R$ 1,320
DV01	9	13
Postfixed assets [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 6,048	R$ 2,414
DV01	0	0
Under agreements to resell [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 1,895	R$ 697
DV01	0	0